Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

(4)                       Inventories

Inventories by major category consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Raw materials	628,818	727,300	116,740
Work-in-progress	346,126	288,456	46,300
Finished goods	1,695,975	1,507,794	242,018
Total inventories	2,670,919	2,523,550	405,058

Inventory write-downs amounted to RMB 16,467, RMB 469,872 and RMB 665,416 (US$106,807) for the years ended December 31, 2010, 2011 and 2012, respectively, and recorded as cost of revenues in the consolidated statements of comprehensive income.